Share-based Payment Arrangements - Summary of Employee Share Options (Detail)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
July 2010 to July 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period | shares	6,822,523	6,887,523	6,958,461
Number of Options, Forfeited | shares	(32,167)	(5,000)	(70,938)
Number of Options, Exercised | shares	(120,000)	(60,000)
Number of Options, Ending of Period | shares	6,670,356	6,822,523	6,887,523
Options exercisable, end of period | shares	6,670,356	6,595,294	5,825,816
Weighted- average Exercise Price, Beginning of Period | $ / shares	$ 1.41	$ 1.41	$ 1.42
Weighted- average Exercise Price, Forfeited | $ / shares	2.26	2.13	1.95
Weighted- average Exercise Price, Exercised | $ / shares	0.20	0.80
Weighted- average Exercise Price, End of Period | $ / shares	1.43	1.41	1.41
Weighted- average Exercise Price, Exercisable End of Period | $ / shares	$ 1.43	$ 1.38	$ 1.30
September 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period | shares	698,167	755,833
Number of Options, Forfeited | shares	(197,000)	(57,666)
Number of Options, Ending of Period | shares	501,167	698,167	755,833
Options exercisable, end of period | shares	501,167
Weighted- average Exercise Price, Beginning of Period | $ / shares	$ 1.28	$ 1.28
Weighted- average Exercise Price, Forfeited | $ / shares	1.28	1.28
Weighted- average Exercise Price, End of Period | $ / shares	1.28	$ 1.28	$ 1.28
Weighted- average Exercise Price, Exercisable End of Period | $ / shares	$ 1.28